DELAWARE GROUP EQUITY FUNDS IV

Delaware Growth Opportunities Fund
(the "Fund")

Supplement to the Fund's Statement of Additional Information
dated January 28, 2007

The following updates the information regarding the management of the Fund only in the section entitled, "Management of the Trust - Officers and Trustees" in the Fund's Statement of Additional Information.

The following is additional information regarding investment professionals affiliated with the Trust.

Name, Address and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Marshall T. Bassett 2005 Market Street Philadelphia, PA 19103 February 8, 1954	Senior Vice President and Senior Portfolio Manager	10 Years	Mr. Bassett has served in various capacities at different times at Delaware Investments
Barry S. Gladstein 2005 Market Street Philadelphia, PA 19103 August 29, 1964	Vice President and Portfolio Manager	6 Years	Mr. Gladstein has served in various capacities at different times at Delaware Investments
Christopher M. Holland 2005 Market Street Philadelphia, PA 19103 January 23, 1975	Vice President and Portfolio Manager	7 Years	Mr. Holland has served in various capacities at different times at Delaware Investments
Steven T. Lampe 2005 Market Street Philadelphia, PA 19103 September 13, 1968	Vice President and Portfolio Manager	10 Years	Mr. Lampe has served in various capacities at different times at Delaware Investments
Rudy D. Torrijos III 2005 Market Street Philadelphia, PA 19103 May 8, 1970	Vice President and Portfolio Manager	1 Year

Vice President and Portfolio Manager - Delaware Investment Advisers, a series of Delaware Management Business Trust
(2005 - Present)

Technology Analyst - Fiduciary Trust Co., International
(2003 - 2005)

Fund Manager - Neuberger Berman Growth Group
(2000 - 2003)

Michael S. Tung, M.D. 2005 Market Street Philadelphia, PA 19103 November 14, 1975	Vice President and Portfolio Manager	Less than 1 year

Dr. Tung joined Delaware Investments in November 2006

Vice President
Galleon Group
(2005 - 2006)

Analyst
Hambrecht & Quist Capital Management
(2003 - 2005)

Junior Analyst
Durus Capital Management
(2003)

Anesthesiologist
Beth Israel Deaconess Medical Center, Harvard Medical School
(2002-2003)

Lori P. Wachs 2005 Market Street Philadelphia, PA 19103 November 8, 1968	Vice President and Portfolio Manager	14 Years	Ms. Wachs has served in various capacities at different times at Delaware Investments

The following updates the information related to the Fund only in the section entitled, "Portfolio Managers - Other Accounts Managed" in the Fund's Statement of Additional Information.

The following chart lists certain information about types of other accounts for which the portfolio managers are primarily responsible as of September 30, 2006.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance- Based Fees
Marshall T. Bassett
Registered Investment Companies	23	$4.1 billion	0	$0
Other Pooled Investment Vehicles	1	$3.8 million	0	$0
Other Accounts	14	$1.7 billion	1	$91.2 million
Barry S. Gladstein
Registered Investment Companies	23	$4.1 billion	0	$0
Other Pooled Investment Vehicles	1	$3.8 million	0	$0
Other Accounts	14	$1.7 billion	1	$91.2 million
Christopher M. Holland
Registered Investment Companies	23	$4.1 billion	0	$0
Other Pooled Investment Vehicles	1	$3.8 million	0	$0
Other Accounts	14	$1.7 billion	1	$91.2 million
Steven T. Lampe
Registered Investment Companies	23	$4.1 billion	0	$0
Other Pooled Investment Vehicles	1	$3.8 million	0	$0
Other Accounts	14	$1.7 billion	1	$91.2 million
Rudy D. Torrijos III
Registered Investment Companies	23	$4.1 billion	0	$0
Other Pooled Investment Vehicles	1	$3.8 million	0	$0
Other Accounts	14	$1.7 billion	1	$91.2 million
Michael S. Tung, M.D. *
Registered Investment Companies	18	$3.7 billion	0	$0
Other Pooled Investment Vehicles	1	$4.6 million	0	$0
Other Accounts	9	$1.1 billion	1	$110.9 million
Lori P. Wachs
Registered Investment Companies	23	$4.1 billion	0	$0
Other Pooled Investment Vehicles	1	$3.8 million	0	$0
Other Accounts	14	$1.7 billion	1	$91.2 million

* As of July 16, 2007.

All references to Steven G. Catricks and Liu-Er Chen are hereby removed from the Fund's Statement of Additional Information.

This Supplement is dated October 17, 2007.